Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets

The components of the Company’s deferred tax asset are as follows:

	September 30, 2017	December 31, 2016
Deferred tax assets:
Net operating loss carry forwards	$8,855,000	$7,763,000

Net deferred tax assets before valuation allowance	8,855,000	7,763,000
Less: Valuation allowance	(8,855,000)	(7,763,000)
Net deferred tax assets	$-	$-

The components of the Company’s deferred tax asset are as follows:

	December 31,
	2016	2015
Deferred tax assets:
Net operating loss carry forwards	$7,763,000	$7,203,700

Net deferred tax assets before valuation allowance	$7,763,000	$7,203,700
Less: Valuation allowance	(7,763,000)	(7,203,700)
Net deferred tax assets	$-	$-

Schedule of U.S. and State Statutory Income Tax Rate to Pre-tax Loss

A reconciliation between the amounts of income tax benefit determined by applying the applicable U.S. and State statutory income tax rate to pre-tax loss is as follows:

	September 30, 2017	December 31, 2016

Federal and state statutory rate	35%	35%
Change in valuation allowance on deferred tax assets	(35)%	(35)%

A reconciliation between the amounts of income tax benefit determined by applying the applicable U.S. and State statutory income tax rate to pre-tax loss is as follows:

	December 31,
	2016	2015

Federal and state statutory rate	35%	35%
Change in valuation allowance on deferred tax assets	(35)%	(35)%